Consolidated Statements of Income and Other Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Income and Other Comprehensive Income
Revenue arising from contracts with customers	$ 1,581.6	$ 1,019.6	$ 834.6
OPERATING EXPENSES
Goods and services purchased	299.0	182.9	174.9
Employee benefits expense	979.5	630.4	522.5
Depreciation	99.4	73.1	31.3
Amortization of intangible assets	82.8	19.1	18.2
Total	1,460.7	905.5	746.9
OPERATING INCOME	120.9	114.1	87.7
OTHER (INCOME) EXPENSES
Changes in business combination-related provisions	(73.5)	(14.6)	(12.6)
Interest expense	45.4	36.3	23.2
Foreign exchange (gain) loss	(1.5)	(2.6)	8.1
INCOME BEFORE INCOME TAXES	150.5	95.0	69.0
Income taxes	47.6	26.0	21.9
NET INCOME	102.9	69.0	47.1
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	(49.9)	0.1	(0.7)
Exchange differences arising from translation of foreign operations	124.1	(3.3)	(9.9)
Total items that may subsequently be reclassified to income	74.2	(3.2)	(10.6)
Item that will not be subsequently reclassified to income
Employee defined benefit plan re-measurements	(0.2)	(2.7)	0.5
Total items never subsequently reclassified to income	74.0	(5.9)	(10.1)
COMPREHENSIVE INCOME	$ 176.9	$ 63.1	$ 37.0
EARNINGS PER SHARE
Basic	$ 0.46	$ 0.36	$ 0.25
Diluted	$ 0.46	$ 0.36	$ 0.25
TOTAL WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic	224,156,034	189,681,394	188,693,316
Diluted	225,522,972	190,310,498	189,095,213